ACQUISITION OF OPIANT (Tables)	12 Months Ended
Dec. 31, 2023
Asset Acquisition 1 [Abstract]
Schedule of Asset Acquisition, Net Asset Acquired
The following table summarizes the net assets acquired:

Net assets acquired (in millions)
Cash and cash equivalents	30
Inventories	3
Right-of-use assets	2
Intangible assets	126
Deferred tax assets	9
Other assets	6
Trade and other payables	(10)
Lease liabilities	(2)
Borrowings	(10)
Total net assets acquired	$154